Liquidity (Details Narrative) (10-K)		6 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)
Working capital deficiency		$ 2,400,000	$ 2,300,000
Construction in progress		3,800,000	4,500,000
Cash on hand		88,623	293,771			$ 820,856
Accounts receivable		5,662,143	5,236,270			2,554,145
Acquisition deposit		1,300,378	1,305,407
Short-term bank loans		1,463,439	2,052,309			2,639,872
Long-term bank loans current		3,261,828	1,821,162
Long-term bank loans non-current		22,921	1,400,894			$ 3,348,816
Line of credit borrowing capacity		1,400,000	1,100,000
Maximum [Member]
Line of credit borrowing capacity		5,300,000	5,300,000
RMB [Member]
Line of credit borrowing capacity | ¥				¥ 10,000,000	¥ 8,000,000
RMB [Member] | Maximum [Member]
Line of credit borrowing capacity		38,000,000			¥ 38,000,000
PRC Banks [Member]
Debt outstanding		4,800,000	5,300,000
Lines of credit		6,700,000	6,400,000
PRC Banks [Member] | RMB [Member]
Lines of credit			46,000,000	¥ 48,000,000
Huaxia Bank [Member]
Lines of credit		$ 2,100,000	$ 2,100,000
Huaxia Bank [Member] | Minimum [Member]
Period of line of credit		1 year	1 year
Huaxia Bank [Member] | Maximum [Member]
Period of line of credit		3 years	3 years
Bohai Bank [Member]
Lines of credit		$ 1,800,000	$ 1,800,000
Period of line of credit		1 year	1 year
Bank of China [Member]
Lines of credit		$ 2,500,000	$ 2,500,000
Period of line of credit		1 year	1 year
Subsequent Event [Member]
Accounts receivable	$ 5,200,000
Outstanding accounts receivable percentage	98.00%